Golden Phoenix Minerals, Inc.
1675 E. Prater Way, Suite 102
Sparks, NV 89434
Phone: (775) 853-4919
Fax: (775) 853-5010
July 17, 2007
Via EDGAR and Federal Express
Ms. Anne Nguyen Parker and Ms. Carmen Moncada-Terry
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, D.C. 20549-7010

Re:	Golden Phoenix Minerals, Inc. Amendment No. 1 to Schedule 14A, Filed July 10, 2007 File No. 000-22905
Dear Ms. Parker and Ms. Moncada-Terry:
          In connection with the enclosed amendment no. 2 (“Amendment”) to the Golden Phoenix Minerals, Inc. (the “Company”) Schedule 14A originally filed with the Commission on May 30, 2007 and first amended on July 10, 2007, we understand that the Company and the Company’s management are responsible for the accuracy and adequacy of the disclosure in the filing to be certain that the filing includes all information required under the Securities Exchange Act of 1934 and we have provided all information investors require for an informed investment decision. Since the Company and its management are in possession of all facts relating to a Company’s disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.
          The Company acknowledges the following:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
          We hope the enclosed Amendment No. 2 addresses the Commission’s comment letter dated July 13, 2007. Please contact me at (775) 853-4919 with any questions.

Sincerely,
/s/ David A. Caldwell
David A. Caldwell
Chief Executive Officer, Golden Phoenix Minerals, Inc.